Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring Charges [Abstract]
Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Restructuring Charges

(In millions)	Accrued Restructuring Charges
Balance as of December 31, 2016	$—
Costs incurred	7
Costs paid or otherwise settled	(5)
Balance as of December 31, 2017	$2
Costs incurred	3
Costs paid or otherwise settled	(5)
Balance as of December 31, 2018	$—